Minimum Lease Payment under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 1,584
2015	1,536
2016	1,366
2017	95
2018 and thereafter	189
Total	$ 4,770